Net Income Per Share - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions								12 Months Ended
	Jul. 27, 2022 CAD ($) shares	May 17, 2022 shares	May 17, 2022 yr	Mar. 03, 2022 shares	Feb. 18, 2022 shares	Oct. 19, 2021 Units shares	Mar. 23, 2021 shares	Mar. 31, 2023 CAD ($) shares $ / shares		Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($) shares		Mar. 31, 2022 USD ($) shares	Mar. 31, 2023 $ / shares	Jul. 27, 2022 $ / shares	Jun. 21, 2022 $ / shares
Earnings per share [line items]
Increase decrease to profit loss to reflect dilutive effect resulting from gain loss on change in fair value of warrants								$ (47.7)	[1]	$ 37.2	$ 6.4	[1]	$ 5.1
Number of shares issued during period					147,957,790
Number of share options exercised in share-based payment arrangement								0		0
Dilutive effect of restricted share units and performance share units								92,293		92,293	0		0
EarnoutShares [Member]
Earnings per share [line items]
Number of shares issued during period											35,883,692		35,883,692
Number of other equity instruments surrendered in share-based payment arrangement								125,923		125,923
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents								46,802		46,802
Number of share options granted in share-based payment arrangement as dividend equivalents								46,802		46,802
Normal Course Issuer Bid [Member]
Earnings per share [line items]
Stock Repurchased During Period Shares				3,364,262				(3,364,262)		(3,364,262)
Stock repurchase per share | (per share)								$ 9.25						$ 7.3
Payments to acquire or redeem entity's shares								$ 37.1		$ 28.6
Substantial Issuer Bid [Member]
Earnings per share [line items]
Stock Repurchased During Period Shares	41,025,641							(41,025,641)		(41,025,641)
Stock repurchase per share | $ / shares															$ 9.75
Payments to acquire or redeem entity's shares | $	$ 400.0
Top of range [member] | Substantial Issuer Bid [Member]
Earnings per share [line items]
Stock repurchase per share | $ / shares																$ 10.25
Replacement LTIP Awards [Member]
Earnings per share [line items]
Number of other equity instruments surrendered in share-based payment arrangement								266,186		266,186
Number of share options granted in share-based payment arrangement as dividend equivalents								93,201		93,201
Deferred Share Units [Member]
Earnings per share [line items]
Number of share options granted in share-based payment arrangement as dividend equivalents								4,441		4,441
Number of share options exercised in share-based payment arrangement								161,070		161,070
Restricted Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted		141,203	141,203
Performance Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted		556,348	556,348
Ordinary shares [member]
Earnings per share [line items]
Number of shares issued during period							1
Ordinary shares [member] | Merger Agreement [Member]
Earnings per share [line items]
Reverse stock split, Conversion ratio						71.76775%
Reverse stock split, Shares issued						71,767,775
Reverse stock split, Shares converted						100,000,001
Ordinary shares [member] | Merger Agreement [Member] | Legato Common Shareholders [Member]
Earnings per share [line items]
Number of shares issued during period						30,306,320
Ordinary shares [member] | Merger Agreement [Member] | PIPE Investors [Member]
Earnings per share [line items]
Number of shares issued during period						10,000,000
Merger [Member]
Earnings per share [line items]
Warrants converted								24,179,000		24,179,000
Merger [Member] | Top of range [member]
Earnings per share [line items]
Earnout rights granted						37,500,000
Merger [Member] | Replacement LTIP Awards [Member]
Earnings per share [line items]
Number of instruments granted in share based payment arrangement | Units						3,232,628
Merger [Member] | Deferred Share Units [Member]
Earnings per share [line items]
Number of other equity instruments exercisable terms								as the units are exercisable for no consideration		as the units are exercisable for no consideration
Merger [Member] | Ordinary shares [member] | Merger Agreement [Member] | Legato Common Shareholders [Member]
Earnings per share [line items]
Number of shares issued during period						30,306,320

[1]	(i) In connection with the Merger, 24,179,000 units of the previously outstanding Legato warrants were converted into an equal number of warrants issued by the Company. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2023 was adjusted for the change in the fair value of the warrants in the amount of $47.7 million (US $37.2 million) as the warrants were determined to be dilutive (March 31, 2022 - $6.4 million; US $5.1 million). On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan. For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2023 is 92,293 common shares (March 31, 2022 – nil).